SALES AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2023
Sales And Marketing Expenses
SALES AND MARKETING EXPENSES

NOTE 13 – SALES AND MARKETING EXPENSES:

	Year ended December 31,
	2023	2022
	USD in thousands
Salaries and related expense	142	213
Stock-based compensation	126	132
Business development and marketing	667	323
Exhibitions	152	-
Vehicle expenses	15	22
Other expenses	7	9
	1,109	699